Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 9,539	$ 9,294
Foreign currency adjustment	(525)	245
Balance at the end of the year	$ 9,014	$ 9,539